Financial Instruments - Derivative (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($) $ / $ Institution	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Nov. 30, 2017	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)
Derivative Financial Instruments
Carrying Value, Assets					$ 2,263,874
Carrying Value, Non-current assets					748,833			$ 647,770
Carrying Value, Liabilities								$ 5,508
Notional Amount					$ 123,550,897
Interest rate swap maturity at April 2022
Derivative Financial Instruments
Borrowing interest rate (as a percent)				7.2663%	7.2663%
Cumulative gain (loss) on change in fair value of hedge instruments	$ 22,112
Interest rate swap maturity at April 2021
Derivative Financial Instruments
Gain (loss) on change in fair value of hedge instruments	58,278	$ (102,641)
Cumulative gain (loss) on change in fair value of hedge instruments	344,958	351,773
Interest rate swap maturity at May 2022
Derivative Financial Instruments
Gain (loss) on change in fair value of hedge instruments	26,457	(29,059)
Cumulative gain (loss) on change in fair value of hedge instruments	241,561	223,994
Interest rate swap maturity between September 2017 through March 2018
Derivative Financial Instruments
Gain (loss) on change in fair value of hedge instruments	$ (5,140)
Interest rate swap maturity through March 2018
Derivative Financial Instruments
Notional Amount					$ 625,000
Interest rate swap maturity between September 2016 through March 2018
Derivative Financial Instruments
Gain (loss) on change in fair value of hedge instruments		(79,999)
Cumulative gain (loss) on change in fair value of hedge instruments		(5,508)
TVI
Derivative Financial Instruments
Number of financial institutions for derivative agreements | Institution	2
Gain (loss) on change in fair value of hedge instruments	$ 10,204	$ 64,877	$ (28,659)
Cumulative gain (loss) on change in fair value of hedge instruments	3,024
TVI | Interest rate swap maturity at April 2022
Derivative Financial Instruments
Cumulative gain (loss) on change in fair value of hedge instruments	(459)
Fixed interest rate | Interest rate swap maturity between September 2017 through March 2018
Derivative Financial Instruments
Borrowing interest rate (as a percent)				7.4325%	7.4325%
Average fixed rate | Interest rate swap maturity at April 2021
Derivative Financial Instruments
Borrowing interest rate (as a percent)				5.9351%	5.9351%
Average fixed rate | Interest rate swap maturity at May 2022
Derivative Financial Instruments
Borrowing interest rate (as a percent)				6.5716%	6.5716%		5.6148%	5.6148%
TIIE | Interest rate swap maturity at April 2021
Derivative Financial Instruments
Borrowing interest rate (as a percent)				0.35%	0.35%
TIIE | Interest rate swap maturity at May 2022
Derivative Financial Instruments
Borrowing interest rate (as a percent)				0.35%	0.35%
Not designated as hedging instruments | Options maturity at December 2018
Derivative Financial Instruments
Gains on change in fair value of derivatives	558,280
Not designated as hedging instruments | Forwards maturity between January2018 through December 2018
Derivative Financial Instruments
Gains on change in fair value of derivatives	$ 397,037
Average foreign exchange rate | $ / $	18.5439
Not designated as hedging instruments | TVI | Options maturity at December 2018
Derivative Financial Instruments
Carrying Value, Assets					$ 100,700
Notional Amount				$ 96,250
Gains on change in fair value of derivatives	$ 70,409
Not designated as hedging instruments | TVI | Interest rate swap maturity between April 2019 through May 2022
Derivative Financial Instruments
Carrying Value, Non-current assets								$ 72,003
Notional Amount								1,376,667
Not designated as hedging instruments | Empresas Cablevision | Options maturity at December 2018
Derivative Financial Instruments
Carrying Value, Assets					110,137
Notional Amount				115,000
Gains on change in fair value of derivatives	80,464
Designated as hedging instruments
Derivative Financial Instruments
Carrying Value, Non-current assets								647,770
Notional Amount				2,440,300	48,086,944		$ 2,386,600	49,352,779
Designated as hedging instruments | Interest rate swap maturity at April 2021
Derivative Financial Instruments
Carrying Value, Assets					344,958
Notional Amount					6,000,000
Designated as hedging instruments | Interest rate swap maturity at May 2022
Derivative Financial Instruments
Carrying Value, Assets					241,561
Notional Amount					5,000,000
Designated as hedging instruments | Interest rate swap maturity at October 2022
Derivative Financial Instruments
Carrying Value, Assets					43,222
Notional Amount					2,000,000
Designated as hedging instruments | Interest rate swap maturity at October 2021
Derivative Financial Instruments
Carrying Value, Assets					31,906
Notional Amount					1,500,000
Designated as hedging instruments | Interest rate swap maturity at February 2023
Derivative Financial Instruments
Carrying Value, Assets					3,077
Notional Amount					1,000,000
Designated as hedging instruments | Forwards maturity at January 2018 through November 2018
Derivative Financial Instruments
Carrying Value, Assets					112,157
Notional Amount				224,000
Designated as hedging instruments | TVI | Interest rate swap maturity between April 2019 through May 2022
Derivative Financial Instruments
Carrying Value, Assets					61,997
Notional Amount					1,296,783
Designated as hedging instruments | TVI | Interest rate swap maturity at April 2022
Derivative Financial Instruments
Carrying Value, Assets					22,112
Notional Amount					1,370,868
Cash flow hedges | Not designated as hedging instruments | Options maturity at December 2018
Derivative Financial Instruments
Carrying Value, Assets					795,010
Notional Amount				779,250
Cash flow hedges | Not designated as hedging instruments | Forwards maturity between January2018 through December 2018
Derivative Financial Instruments
Carrying Value, Assets					397,037
Notional Amount				$ 230,400
Cash flow hedges | Designated as hedging instruments | Interest rate swap maturity at April 2021
Derivative Financial Instruments
Carrying Value, Non-current assets								351,773
Notional Amount					6,000,000			6,000,000
Cash flow hedges | Designated as hedging instruments | Interest rate swap maturity at May 2022
Derivative Financial Instruments
Carrying Value, Non-current assets								223,994
Notional Amount					$ 5,000,000			2,500,000
Cash flow hedges | Designated as hedging instruments | Interest rate swap maturity at October 2022
Derivative Financial Instruments
Borrowing interest rate (as a percent)						7.3275%
Cumulative gain (loss) on change in fair value of hedge instruments	43,222
Cash flow hedges | Designated as hedging instruments | Interest rate swap maturity at October 2021
Derivative Financial Instruments
Borrowing interest rate (as a percent)				7.35%	7.35%
Cumulative gain (loss) on change in fair value of hedge instruments	31,906
Cash flow hedges | Designated as hedging instruments | Interest rate swap maturity at February 2023
Derivative Financial Instruments
Borrowing interest rate (as a percent)				7.795%	7.795%
Cumulative gain (loss) on change in fair value of hedge instruments	3,077
Cash flow hedges | Designated as hedging instruments | Forwards maturity at January 2018 through November 2018
Derivative Financial Instruments
Gain (loss) on change in fair value of hedge instruments	(292,326)
Cumulative gain (loss) on change in fair value of hedge instruments	$ 112,157
Cash flow hedges | Designated as hedging instruments | Interest rate swap maturity between September 2017 through March 2018
Derivative Financial Instruments
Carrying Value, Liabilities								5,508
Notional Amount								$ 1,250,000
Minimum | Fixed interest rate | TVI | Interest rate swap maturity between April 2019 through May 2022
Derivative Financial Instruments
Borrowing interest rate (as a percent)				4.85%	4.85%
Maximum | Fixed interest rate | TVI | Interest rate swap maturity between April 2019 through May 2022
Derivative Financial Instruments
Borrowing interest rate (as a percent)				5.585%	5.585%